CANTOR FITZGERALD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 97.2%
	AEROSPACE & DEFENSE — 2.7%
1,500,000	TransDigm, Inc.(a)	6.8750	12/15/30	$ 1,532,693

	AUTOMOTIVE — 1.3%
750,000	Ford Motor Company	6.1000	08/19/32	735,379

	ENGINEERING & CONSTRUCTION — 2.8%
1,500,000	Tutor Perini Corporation(a)	11.8750	04/30/29	1,651,505

	ENTERTAINMENT CONTENT — 2.4%
1,500,000	ROBLOX Corporation(a)	3.8750	05/01/30	1,364,465

	HEALTH CARE FACILITIES & SERVICES — 1.8%
1,000,000	IQVIA Inc.(a)	6.5000	05/15/30	1,017,771

	HOME CONSTRUCTION — 2.6%
1,500,000	Century Communities, Inc.	6.7500	06/01/27	1,499,396

	INTERNET MEDIA & SERVICES — 1.5%
850,000	Cars.com, Inc.(a)	6.3750	11/01/28	843,734

	LEISURE FACILITIES & SERVICES — 9.2%
750,000	Brinker International, Inc.(a)	8.2500	07/15/30	787,710
750,000	Caesars Entertainment, Inc.(a)	6.5000	02/15/32	747,568
750,000	Mohegan Gaming & Entertainment(a)	8.0000	02/01/26	749,965
1,026,000	Penn National Gaming, Inc.(a)	5.6250	01/15/27	1,012,371
1,000,000	Royal Caribbean Cruises Ltd.(a)	6.0000	02/01/33	999,377
1,000,000	Vail Resorts Inc.(a)	6.5000	05/15/32	1,011,081
				5,308,072
	LEISURE PRODUCTS — 1.8%
1,000,000	Acushnet Co.(a)	7.3750	10/15/28	1,035,054

	MACHINERY — 0.8%
500,000	Mueller Water Products, Inc.(a)	4.0000	06/15/29	464,519

CANTOR FITZGERALD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 97.2% (Continued)
	OIL & GAS PRODUCERS — 7.5%
500,000	Cheniere Energy, Inc.	4.6250	10/15/28	$ 494,649
1,175,000	Global Partners, L.P. / GLP Finance Corporation	7.0000	08/01/27	1,171,497
1,000,000	Occidental Petroleum Corporation	7.5000	05/01/31	1,100,908
1,500,000	Venture Global LNG, Inc.(a)	9.8750	02/01/32	1,593,128
				4,360,182
	OIL & GAS SERVICES & EQUIPMENT — 6.5%
750,000	Nabors Industries, Inc.(a)	8.8750	08/15/31	651,219
1,583,333	Transocean Titan Financing Ltd.(a)	8.3750	02/01/28	1,617,454
1,500,000	USA Compression Partners, L.P. / USA Compression(a)	7.1250	03/15/29	1,525,604
				3,794,277
	REAL ESTATE INVESTMENT TRUSTS — 5.4%
1,000,000	Iron Mountain, Inc.(a)	5.2500	03/15/28	977,241
1,265,000	RHP Hotel Properties LP / RHP Finance Corp(a)	4.5000	02/15/29	1,196,738
1,000,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)	4.6250	12/01/29	970,114
				3,144,093
	REAL ESTATE OWNERS & DEVELOPERS — 2.1%
1,230,000	Howard Hughes Corporation (The)(a)	5.3750	08/01/28	1,193,457

	REAL ESTATE SERVICES — 1.9%
1,100,000	Cushman & Wakefield US Borrower, LLC(a)	6.7500	05/15/28	1,102,794

	RETAIL - CONSUMER STAPLES — 1.3%
750,000	Albertsons Cos., Inc.(a)	6.2500	03/15/33	757,308

	RETAIL - DISCRETIONARY — 3.2%
870,000	Bath & Body Works, Inc.	6.6940	01/15/27	887,945
1,003,000	Builders FirstSource, Inc.(a)	5.0000	03/01/30	958,628
				1,846,573
	SEMICONDUCTORS — 2.1%
1,250,000	Coherent Corp(a)	5.0000	12/15/29	1,192,455

	SOFTWARE — 5.8%
750,000	Cloud Software Group, Inc.(a)	9.0000	09/30/29	748,042
1,500,000	Elastic N.V.(a)	4.1250	07/15/29	1,398,753

CANTOR FITZGERALD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 97.2% (Continued)
	SOFTWARE — 5.8% (Continued)
750,000	SS&C Technologies, Inc.(a)	6.5000	06/01/32	$ 758,108
500,000	ZoomInfo Technologies, LLC/ZoomInfo Finance(a)	3.8750	02/01/29	458,685
				3,363,588
	SPECIALTY FINANCE — 8.2%
1,000,000	Fortress Transportation and Infrastructure(a)	7.0000	06/15/32	1,014,055
1,500,000	OneMain Finance Corporation	9.0000	01/15/29	1,574,116
2,163,000	Rithm Capital Corporation(a)	6.2500	10/15/25	2,159,891
				4,748,062
	STEEL — 1.7%
1,000,000	Cleveland-Cliffs, Inc.(a)	6.7500	04/15/30	968,184

	TECHNOLOGY HARDWARE — 3.1%
1,800,000	ViaSat, Inc.(a)	5.6250	09/15/25	1,785,031

	TECHNOLOGY SERVICES — 1.6%
1,000,000	Iron Mountain Information Management Services, Inc.(a)	5.0000	07/15/32	923,304

	TRANSPORTATION & LOGISTICS — 9.2%
833,333	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)	5.5000	04/20/26	831,054
750,000	Bristow Group, Inc.(a)	6.8750	03/01/28	742,336
750,000	Genesee & Wyoming, Inc.(a)	6.2500	04/15/32	749,411
1,000,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.(a)	9.8750	09/20/31	987,091
1,000,000	United Airlines, Inc.(a)	4.3750	04/15/26	984,099
1,000,000	Watco Cos LLC / Watco Finance Corp(a)	7.1250	08/01/32	1,005,558
				5,299,549
	TRANSPORTATION EQUIPMENT — 6.6%
1,250,000	Allison Transmission, Inc.(a)	5.8750	06/01/29	1,245,030
1,500,000	JB Poindexter & Co., Inc(a)	8.7500	12/15/31	1,541,517
1,000,000	Trinity Industries, Inc.(a)	7.7500	07/15/28	1,036,681
				3,823,228

CANTOR FITZGERALD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 97.2% (Continued)
	WHOLESALE - CONSUMER STAPLES — 4.1%
1,000,000	Performance Food Group, Inc.(a)	4.2500	08/01/29	$ 935,137
1,500,000	US Foods, Inc.(a)	4.7500	02/15/29	1,445,710
				2,380,847

	TOTAL CORPORATE BONDS (Cost $56,044,398)			56,135,520

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 1.8%
	MONEY MARKET FUNDS - 1.8%
1,046,660	Fidelity Investments Money Market Government Portfolio, Class I, 4.24% (Cost $1,046,660)(b)			1,046,660

	TOTAL INVESTMENTS - 99.0% (Cost $57,091,058)			$ 57,182,180
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%			595,728
	NET ASSETS - 100.0%			$ 57,777,908

LLC	- Limited Liability Company
LP	- Limited Partnership
NV	- Naamioze Vennootschap

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025 the total market value of 144A securities is $48,671,630 or 84.2% of net assets.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.